Significant partly-owned subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summarized income statement
Net sales	€ 24,911	€ 22,202	€ 21,852
Operating loss	2,318	2,158	885
Loss for the year	4,259	1,645	(2,516)
Loss for the year attributable to:
Equity holders of the parent	4,250	1,623	(2,523)
Non-controlling interests	9	22	7
Summarized statement of financial position
Non-current assets	22,677	20,452
Non-current liabilities	(8,743)	(10,486)
Current assets	20,266	19,597
Current liabilities	(12,774)	(12,101)
Non-controlling interests	93	102
Summarized statement of cash flows
Net cash flows from operating activities	1,474	2,625	1,759
Net cash flows used in investing activities	(1,880)	(1,795)	(1,438)
Net cash flows used in financing activities	(837)	(1,212)	883
Translation differences	19	133	(174)
Net (decrease)/increase in cash and cash equivalents	(1,224)	(249)	1,030
Cash and cash equivalents	€ 5,467	6,691	€ 6,940	€ 5,910
Nokia Shanghai Bell Co., Ltd
Disclosure of significant investments in partly owned subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
Shares more or (less) than 50% ownership (in shares)	1
Increase (decrease) in value of financial liability	€ (11)	33
Expected future cash outflow for settlements	482	504
Summarized income statement
Net sales	1,316	1,174
Operating loss	(149)	(8)
Loss for the year	(148)	(24)
Loss for the year attributable to:
Equity holders of the parent	(148)	(24)
Summarized statement of financial position
Non-current assets	487	575
Non-current liabilities	(129)	(161)
Non-current net assets	358	414
Current assets	1,939	2,144
Current liabilities	(1,185)	(1,284)
Current net assets	754	860
Net assets	1,112	1,274
Summarized statement of cash flows
Net cash flows from operating activities	38	143
Net cash flows used in investing activities	(33)	0
Net cash flows used in financing activities	(4)	(82)
Translation differences	(8)	67
Net (decrease)/increase in cash and cash equivalents	(7)	128
Cash and cash equivalents	€ 725	733
Percentage of shareholders voting rights for special resolution for distribution of profits for dividends	66.67%
Percentage of distributable after-tax profits for dividends (as a percent)	50.00%
Other Group entities
Summarized income statement
Net sales	€ 29	€ 61